ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Accounts receivable, gross	18,302,472	26,394,075	3,383,856
Less: allowance for expected credit losses	(54,600)	(54,600)	(7,000)
Accounts receivable, net	18,247,872	26,339,475	3,376,856

SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR EXPECTED CREDIT LOSSES

Below is an analysis of the movements in the allowance for expected credit losses:

	Year ended June 30,	Year Ended June 30,
	2025	2026	2026
	HKD	HKD	US$
Balance at beginning of the years	54,600	54,600	7,000
Additions	—	—	—
Balance at end of the years	54,600	54,600	7,000